UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2005
                                                     ---------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ulysses Partners, L.P.
                  ---------------------------------------
Address:          280 Park Avenue, 21st Floor, West Tower
                  ---------------------------------------
                  New York, New York 10017
                  ---------------------------------------

Form 13F File Number:  28-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua Nash, Member of Joshua Nash LLC
                  -----------------------------------------
Title:            General Partner of Ulysses Partners, L.P.
                  -----------------------------------------
Phone:            212-455-6200
                  -----------------------------------------

Signature, Place, and Date of Signing:

         Joshua Nash              New York, New York              05/16/05
       ---------------          ---------------------           ----------
         [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   -0-
                                                 ----------

Form 13F Information Table Entry Total:              13
                                                 ----------

Form 13F Information Table Value Total:         $  28,379   (in thousands)
                                                 ----------



List of Other Included managers:

         NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2005


                                                                                                               ITEM 5:
                                         ITEM 2:                   ITEM 3:              ITEM 4:               Shares or
        ITEM 1:                          Title of                  Cusip                Fair                 Principal
    Name of Issuer                        Class                    Number            Market Value              Amount
-----------------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC                           COM                    09062X103            1,725,500             50,000 CALL
CABLEVISION SYS CORP                      CL A NY CABLVS         12686C109              420,750             15,000 CALL
COCA COLA CO                              COM                    191216100            3,125,250             75,000 CALL
HONEYWELL INTL INC                        COM                    438516106            1,860,500             50,000 SHS
INTEL CORP                                COM                    458140100            1,161,500             50,000 SHS
MICROSOFT CORP                            COM                    594918104            1,812,750             75,000 SHS
MICROSOFT CORP                            COM                    594918104            1,812,750             75,000 PUTS
MORGAN STANLEY                            COM NEW                617446448           11,450,000            200,000 CALL
TELEWEST GLOBAL INC                       COM                    87956T107            2,179,275            122,500 CALL
TIME WARNER INC                           COM                    887317105            1,316,250             75,000 CALL
ULTRA PETROLEUM                           COM                    903914109              381,000              7,500 SHS
UNOCAL                                    COM                    915289102              616,900             10,000 SHS
WESTERN GAS RESOURCES                     COM                    958259103              516,750             15,000 SHS


                             ** TABLE CONTINUED **



                                                ITEM 6:                                                     ITEM 8:
                                        INVESTMENT DISCRETION                                      VOTING AUTHORITY SHARES
                                              (b) Shares                        ITEM 7:
        ITEM 1:                              as Defined       (c) Shared      Managers
    Name of Issuer            (a) Sole        in Instr. V          Other      See Instr. V       (a) Sole    (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC                  X                                                                   X
CABLEVISION SYS CORP             X                                                                   X
COCA COLA CO                     X                                                                   X
HONEYWELL INTL INC               X                                                                   X
INTEL CORP                       X                                                                   X
MICROSOFT CORP                   X                                                                   X
MICROSOFT CORP                   X                                                                   X
MORGAN STANLEY                   X                                                                   X
TELEWEST GLOBAL INC              X                                                                   X
TIME WARNER INC                  X                                                                   X
ULTRA PETROLEUM                  X                                                                   X
UNOCAL                           X                                                                   X
WESTERN GAS RESOURCES            X                                                                   X




                              ** TABLE COMPLETE **